Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,
	2022	2023
Accounts receivable	$110,967	$77,187
Allowance for credit losses	(25,348)	(21,144)
Accounts receivable, net	$85,619	$56,043

The Group recognized bad debt expense of nil and $25,981 for the years ended December 31, 2021 and 2022, and reversed credit losses of $4,112 for the years ended December 31, 2023.

The movement of allowance for credit losses for the years ended December 31, 2021, 2022 and 2023 were as following:

	December 31,
	2022	2023
Balance at the beginning of the year	$-	$25,348
Additions	25,981	-
Reversal	-	(4,112)
Foreign currency translation	(633)	(92)
Balance at the end of the year	$25,348	$21,144